Summary of Significant Accounting Policies - Schedule of Customers Accounting (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	39.96%			[1]
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	54.65%			[2]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[3]	41.42%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	11.01%			[2]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[3]	17.68%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[4]	34.92%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[4]	14.74%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[4]	14.51%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[4]	10.21%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	53.48%			[5]
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[6]	57.22%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	24.95%		11.10%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	68.31%			[7]
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[8]	45.23%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	31.69%			[7]
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[8]	15.23%
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[6]	42.77%

[1]	The Company did not have any sales for the year ended December 31, 2024.
[2]	The Company did not have any account receivables as of December 31, 2024.
[3]	Less than 10% of the sales for the year ended December 31, 2025.
[4]	Less than 10% of the account receivables as of December 31, 2025.
[5]	The Company did not have any purchases for the year ended December 31, 2024.
[6]	Less than 10% of the account payables as of December 31, 2025.
[7]	The Company did not have any account payables as of December 31, 2024.
[8]	Less than 10% of the purchases for the year ended December 31, 2025.